Consolidated Statements of Changes in Shareholders’ Equity	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	Accumulated other comprehensive (loss)/income CNY (¥)	Retained earnings/ (Accumulated deficit) CNY (¥)	Total Lixiang Education Holding Co., Ltd. shareholders’ equity CNY (¥)	Non- controlling interests CNY (¥)	CNY (¥)	USD ($)
Balance at Dec. 31, 2020	¥ 45,198	¥ 181,849,003	¥ 58,217,195	¥ (7,956,640)	¥ 135,314,170	¥ 367,468,926		¥ 367,468,926
Balance (in Shares) at Dec. 31, 2020 | shares	66,667,000
Net loss for the year					(243,819,961)	(243,819,961)		(243,819,961)
Provision of statutory reserve			1,754,641		(1,754,641)
Foreign currency translation				(4,586,027)		(4,586,027)		(4,586,027)
Balance at Dec. 31, 2021	¥ 45,198	181,849,003	59,971,836	(12,542,667)	(110,260,432)	119,062,938		119,062,938
Balance (in Shares) at Dec. 31, 2021 | shares	66,667,000
Net loss for the year					(7,789,861)	(7,789,861)	¥ (301,369)	(8,091,230)
Deemed shareholder’s contribution (Note 19)		123,611,904				123,611,904		123,611,904
Contribution from non-controlling shareholders							850,000	850,000
Provision of statutory reserve			229,866		(229,866)
Foreign currency translation				18,057,155		18,057,155		18,057,155
Balance at Dec. 31, 2022	¥ 45,198	305,460,907	60,201,702	5,514,488	(118,280,159)	252,942,136	548,631	253,490,767
Balance (in Shares) at Dec. 31, 2022 | shares	66,667,000
Net loss for the year					(126,630,648)	(126,630,648)	(359,218)	(126,989,866)	$ (17,886,150)
Issuance of ordinary shares (Note 13)	¥ 35,894	43,037,505				43,073,399		43,073,399
Issuance of ordinary shares (Note 13) (in Shares) | shares	50,000,000
Reversal of shareholder’s deemed contribution (Note 19)		(17,455,572)				(17,455,572)		(17,455,572)
Offering costs		(1,216,965)				(1,216,965)		(1,216,965)
Withdrawal of non-controlling shareholders (Note 20)							(500,000)	(500,000)
Disposal Qingtian International School (Note 4)		3,726,595				3,726,595		3,726,595
Provision of statutory reserve			408,841		(408,841)
Foreign currency translation				2,970,553		2,970,553		2,970,553
Balance at Dec. 31, 2023	¥ 81,092	¥ 333,552,470	¥ 60,610,543	¥ 8,485,041	¥ (245,319,648)	¥ 157,409,498	¥ (310,587)	¥ 157,098,911	$ 22,126,919
Balance (in Shares) at Dec. 31, 2023 | shares	116,667,000